Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Mar. 31, 2025
Trade Receivables, Other Receivables and Prepayments [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

NOTE 19 — TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at March 31, 2025	As at March 31, 2024
Trade receivables	$4,655,951	$3,698,757
Allowance for expected credit losses	-	-
Total	$4,655,951	$3,698,757

The aging analysis of trade receivables is as follows:

	As at March 31, 2025	As at March 31, 2024
Less than 90 days	$2,589,404	$2,504,389
90-180 days	1,408,516	992,290
180-365 days	658,031	195,601
>365 days	-	6,477
Total	$4,655,951	$3,698,757

As disclosed in Note 5, the Company estimated the expected credit loss for accounts receivable based on certain assumptions and historical bad debt identified. As of March 31, 2025 and 2024, the Company has not identified any receivables that need to be written off. As such, no allowance on expected credit loss is considered as of March 31, 2025 and 2024.

The breakdown of other receivable and prepayments is as follows:

	As at March 31, 2025	As at March 31, 2024
Prepayments	$163,366	$85,616
Shares issued in advance for services *	-	914,858
Deposits	284,546	261,877
Total	$447,912	$1,262,351

*	Shares issued in advance for services represents the shares issued to 3 parties for the services in connection with IPO of the Company. Note 27 gives a detail of how to determine the value of the asset.

Prepayments include advances to suppliers and prepaid expenses.

Deposits represent the deposit for rentals or utilities.

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values. No credit term is granted to debtors.